ORGANIZATION AND BUSINESS DESCRIPTION	6 Months Ended
Jun. 30, 2022
ORGANIZATION AND BUSINESS DESCRIPTION
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

China Liberal Education Holdings Limited (“China Liberal” or the “Company”) was incorporated under the laws of the Cayman Islands on February 25, 2019 as an exempted company with limited liability.

China Liberal owns 100% of the equity interests of Yi Xin BVI International Investment Limited (“Yi Xin BVI”), a business company incorporated under the laws of the British Virgin Islands (“BVI”) on October 19, 2010.

China Boya Education Group Co., Limited (“Boya Hong Kong”), formerly known as Haier International Investment Holding Limited, was incorporated in accordance with the laws and regulations of Hong Kong on May 11, 2011, and changed to its current name on July 19, 2016. Yi Xin BVI owns 100% of the equity interests of Boya Hong Kong.

China Liberal, Yi Xin BVI and Boya Hong Kong are currently not engaging in any active business operations and are merely acting as holding companies.

China Liberal (Beijing) Education Technology Co., Ltd. (“China Liberal Beijing”) was formed on August 8, 2011, as a Wholly Foreign-Owned Enterprise (“WOFE”) in the People’s Republic of China (the “PRC” or “China”), with a registered capital of RMB33.5 million (approximately $5.1 million). Through December 31, 2018, Boya Hong Kong owned a 91.1772% ownership interest in China Liberal Beijing, with the remaining 8.8228% ownership interest was owned by five individual shareholders. On February 1, 2019, Boya Hong Kong entered into certain share transfer agreements with each of the non-controlling shareholders of China Liberal Beijing, pursuant to which Boya Hong Kong acquired the 8.8228% non-controlling interest in China Liberal Beijing, for a total price of RMB2.95 million (approximately $453,669). After this transaction, China Liberal Beijing became a 100% owned subsidiary of Boya Hong Kong.

Chia Liberal Fujian Education Technology Group Co., Ltd (“China Liberal Fujian”) was formed on April 19, 2021 in the PRC, with the registered capital of RMB50 million ($7.9 million). China Liberal Beijing owns 100% of the equity interests of China Liberal Fujian.

The Company, through its wholly-owned subsidiaries, is primarily engaged in providing educational services in the PRC under the “China Liberal” brand. The Company offers a wide range of educational services and programs to customers, consisting primarily of (i) education programs offered by joint ventures of the PRC and foreign institutions, or Sino-foreign Jointly Managed Academic Programs, (ii) overseas study consulting services (“Overseas Study Consulting Services”), and (iii) technological consulting services, provided for targeted Chinese universities/colleges to help them improve their data management system and to optimize their teaching and operating environment. The Company also provides tailored job readiness training services to graduating students from the appropriate partner schools so that such students would be better equipped to serve employers at their respective job positions. In addition, the Company sells textbooks and course materials to students enrolled in the Sino-Foreign Jointly Managed Academic Programs.

Details of the subsidiaries of the Company as of June 30, 2022 were set out below:

	Date of	Place of	% of	Principal
Name of Entity	Incorporation	Incorporation	Ownership	Activities
China Liberal	February 25, 2019	Cayman Islands	Parent	Investment holding

Yi Xin BVI	October 19, 2010	BVI	100%	Investment holding

Boya Hong Kong	May 11, 2011	Hong Kong	100%	Investment holding

China Liberal Beijing	August 8, 2011	Beijing, PRC	100%	Education services provider

China Liberal Fujian	April 19, 2021	Fuzhou, PRC	100%	Education services provider